Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
INVENTORIES
NOTE 4 – INVENTORIES

At December 31, 2013 and 2012, inventories consisted of the following:

	December 31,
	2013	2012
Raw materials	$91,512	$41,914
Work in process	167,337	233,242
Finished goods	967,327	782,428
	1,226,176	1,057,584
Less: reserve for obsolete inventory	-	-
	$1,226,176	$1,057,584

For the years ended December 31, 2013 and 2012, the Company did not make any reserve for obsolete inventory.